Subsequent events (Details) - Dividend Declared for Q4 [Member]	Oct. 29, 2025 $ / shares
Dividend Payments [Abstract]
Dividend declare date	Oct. 29, 2025
Dividend declared (in dollars per share)	$ 0.18
Dividend payable date	Nov. 19, 2025
Dividend record date	Nov. 12, 2025